JAMES ALPHA MULTI STRATEGY ALTERNATIVE INCOME PORTFOLIO

a series of

THE SARATOGA ADVANTAGE TRUST

Supplement dated November 29, 2017 to the Prospectus Dated
December 31, 2016 of the Saratoga Advantage Trust (the “Prospectus”)

Class I Shares	(Ticker: JAIMX)
Class A Shares	(Ticker: JAAMX)
Class C Shares	(Ticker: JACMX)

This Supplement updates and supersedes any contrary information contained in the Prospectus or any supplements thereto with respect to the James Alpha Multi Strategy Alternative Income Portfolio (the “Portfolio”).

The Board of Trustees of the Trust (the “Board”) unanimously approved an Investment Advisory Agreement between James Alpha Advisors, LLC, on behalf of the Portfolio, and Coherence Capital Partners LLC. Effective November 29, 2017, Coherence Capital Partners LLC will serve as a sub-adviser to the Portfolio.

Reference is made to “PORTFOLIO SUMMARY”, sub-heading “Principal Investment Strategies” beginning on page 2 of the Prospectus. The following investment strategy is added immediately after the fourth bullet point in this section, which is located on page 3 of the Prospectus:

• Risk-Adjusted Long/Short Debt Strategy. The risk-adjusted long/short debt strategy invests primarily in U.S. and European fixed income and fixed income-related securities, and may establish long and short positions in a variety of derivative and other instruments for risk management and investment purposes. Fixed income securities in which the Portfolio will invest are anticipated to generally consist of U.S. and European fixed income and fixed income-related securities of varying maturities and credit quality, including those that are rated below investment grade at the time of purchase (commonly referred to as “high-yield” or “junk” securities). These include, among others, corporate bonds, U.S. government securities, non U.S. sovereign debt securities, and preferred securities. Fixed income-related securities include, but are not limited to, exchange-traded products and derivative instruments, including options; financial futures; swaps, including credit default swaps; and forward foreign currency contracts, that seek to provide the same or similar economic exposure as a physical investment in the above securities. The below-investment grade fixed income securities in which the Portfolio may invest are considered speculative with respect to the issuer’s capacity to pay interest and repay principal. Hedging strategies may be used by the Portfolio in an attempt to preserve capital and mitigate risk, by hedging against changes in the price of other securities held by the Portfolio, and may involve purchasing put options, selling debt or equity securities short or writing covered call options. Derivative instruments may also be used for investment purposes, and for currency and interest rate hedging purposes.

The risk-adjusted long/short debt strategy seeks to take advantage of credit rating upgrades and downgrades offering attractive returns while seeking to minimize interest rate and currency risks. During stressed market environments, the strategy actively manages its long core positions with corresponding hedges to preserve capital, while seeking to profit from individual credit deteriorations on the short side. Under normal market conditions, the strategy may establish short interest rate positions to manage interest rate risk. The strategy will employ leverage through investments in derivative instruments and through establishing short hedging positions in Treasury bills and other fixed income or equity securities. The strategy seeks to invest in securities with ratings from B to BBB by Standard and Poor’s Financial Services LLC, but may invest in securities of any credit rating, including below-investment grade fixed income securities. The strategy uses proprietary models for security selection in combination with fundamental analysis.

Reference is made to the information under the sub-heading “Principal Investment Risks” beginning on page 3 of the Prospectus. The following information is added as principal investment risks:

Credit Risk. The issuer of fixed income instruments in which the Portfolio invests may experience financial difficulty and be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer's credit rating.

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Government Securities Risk. The Portfolio may invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), or the Federal Home Loan Mortgage Corporation (Freddie Mac)). U.S. government securities are subject to investment and market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Portfolio. Securities issued or guaranteed by U.S. government-related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government-related organizations may not have the funds to meet their payment obligations in the future.

Hedging Strategy Risk. The Portfolio’s hedging strategy is designed to reduce, but not necessarily eliminate, losses resulting from volatility and market declines. Even where the hedging strategy is used successfully, the Portfolio is likely to experience some loss in value during periods of volatility and/or market declines. It is important to know that the hedging strategy may not be successful in reducing volatility or offsetting market declines, and may result in losses. Also, the hedging strategy may prevent the Portfolio from achieving higher investment returns than may be available by investing in an unhedged portfolio or a comparable mutual fund without a similar hedging strategy and the Portfolio’s use of derivatives and ETFs will increase the Portfolio’s expenses. It is possible that the hedging strategy could result in losses and/or expenses that are greater than if the Portfolio did not include the hedging strategy.

High Yield Bond (Junk Bond) Risk. High yield bonds (junk bonds) involve a greater risk of default or price changes due to changes in the credit quality of the issuer. The values of junk bonds fluctuate more than those of high-quality bonds in response to company, political, regulatory or economic developments.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. These risks may be greater in the current market environment because interest rates are at historically low levels. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

Preferred Stock Risk. Preferred stocks involve credit risk and certain other risks. Certain preferred stocks contain provisions that allow an issuer under certain conditions to skip distributions (in the case of “non-cumulative” preferred stocks) or defer distributions (in the case of “cumulative” preferred stocks). If the Portfolio owns a preferred stock on which distributions are deferred, the Portfolio may nevertheless be required to report income for tax purposes while it is not receiving distributions on that security. Preferred stocks are subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt instruments.

Sovereign Debt Risk. The governmental authority that controls the repayment of sovereign debt may be unwilling or unable to repay the principal and/or interest when due in accordance with the terms of such securities due to the extent of its foreign reserves; the availability of sufficient foreign exchange on the date a payment is due; the relative size of the debt service burden to the economy as a whole; or the government debtor’s policy towards the International Monetary Fund and the political constraints to which a government debtor may be subject.

Special Risks of Forward Foreign Currency Contracts. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract. The cost to the Portfolio of engaging in forward foreign currency contracts varies with factors such as the currencies involved, the length of the contract period, interest rate differentials and the prevailing market conditions. Because forward foreign currency contracts are usually entered into on a principal basis, no fees or commissions are typically involved. The use of forward foreign currency contracts does not eliminate fluctuations in the prices of the underlying securities the Portfolio owns or intends to acquire, but it does establish a rate of exchange in advance. While forward foreign currency contract sales limit the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result should the value of the currencies increase.

Special Risks of Futures. The liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent that participants decide to make or take delivery of

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the underlying investments, liquidity in this market could be reduced. Futures contracts can be purchased with relatively small amounts of initial margin compared to the cash value of the contracts. This economic leverage can increase the volatility of the Portfolio. Even a well-conceived futures transaction may be unsuccessful due to market events.

Special Risks of Swaps. Certain swap transactions are structured as two-party contracts and are therefore often less liquid than other types of investments, and the Portfolio may be unable to sell or terminate its swap positions at a desired time or price. Certain swaps, such as total return swaps where two parties agree to “swap” payments on defined underlying assets or interest rates, can have the potential for unlimited losses. Swaps are also subject to the risk that the swap counterparty will not fulfill its contractual obligations. The swaps market is subject to extensive regulation under the Dodd–Frank Wall Street Reform and Consumer Protection Act (“Dodd-Frank Act”) and certain SEC and CFTC rules promulgated thereunder. It is possible that developments in the swaps market, including new and additional government regulation, could result in higher Portfolio costs and expenses and could adversely affect the Portfolio’s ability, among other things, to terminate existing swap agreements or to realize amounts to be received under such agreements.

Reference is made to the sub-headings “Manager and Sub-Advisers” and “Portfolio Managers” located on page 7 of the Prospectus. The information in these sections is deleted in its entirety and replaced by the following:

Manager and Sub-Advisers. James Alpha Advisors, LLC is the Portfolio’s manager (the “Manager”). Ranger Global Real Estate Advisors, LLC (“Ranger”), Bullseye Asset Management LLC (“Bullseye”), Kellner Private Fund Management, LP (“Kellner”), Yorkville Capital Management LLC (“Yorkville”) and Coherence Capital Partners LLC ("Coherence") serve as the Portfolio’s sub-advisers (collectively, the “Sub-Advisers”). The Manager monitors the performance of the Sub-Advisers.

Portfolio Managers. The following individuals serve as the Portfolio’s portfolio managers:

Portfolio Manager	Primary Title
Kevin R. Greene	Managing Partner of the Manager, and has managed the Portfolio since its inception in 2016.
James S. Vitalie	Chief Executive Officer of the Manager, and has managed the Portfolio since its inception in 2016.
Michael J. Montague	Chief Operating Officer of the Manager, and has managed the Portfolio since its inception in 2016.
Andrew J. Duffy	President and Chief Investment Officer of Ranger since June 2016; President of Ascent Investment Advisors, LLC from February 2009 to May 2016 and Portfolio Manager of Ascent Investment Advisors, LLC from February 2009 to November 2016. Mr. Duffy has managed the Real Estate-Related Strategies portion of the Portfolio since its inception in 2014.
William H. Bales	Portfolio Manager and Member at Bullseye, and has managed certain assets in the Equity Strategies portion of the Portfolio since its inception in 2014.
Jakob V. Holm, CFA	Portfolio Manager, member and Chief Compliance Officer at Bullseye, and has managed certain assets in the Equity Strategies portion of the Portfolio since its inception in 2014.
Christopher Pultz	Portfolio Manager, merger Arbitrage and a member of Kellner’s management and multi-strategy fund investment committees and has managed the Merger Arbitrage Strategies portion of the Portfolio since May 2015.
George Kellner, CFA	Chief Executive Officer and Chief Investment Officer at Kellner and a member of the firm’s multi-strategy fund investment committee. Mr. Kellner has managed the Merger Arbitrage Strategies portion of the Portfolio since May 2015.
Darren R. Schuringa, CFA	Founder of Yorkville, and has managed the MLP Strategies portion of the Portfolio since its inception in 2014.
James A. Hug	Portfolio Manager at Yorkville, and has managed the MLP Strategies portion of the Portfolio since its inception in 2014.
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Leonard Edelstein	Portfolio Manager at Yorkville, and has managed the MLP Strategies portion of the Portfolio since its inception in 2014.
William N. Hershey	Portfolio Manager at Yorkville, and has managed the MLP Strategies portion of the Portfolio since its inception in 2014.
Sal Naro	Founder, Chief Executive Officer, Chief Investment Officer and Managing Member of Coherence, and has managed the Portfolio since November 2017.
Vincent Mistretta	President and Co-Senior Portfolio Manager, Chairman of Offshore Board of Coherence, and has managed the Portfolio since November 2017.
Michael Cannon	Senior Portfolio Manager of Coherence, and has been managing the Portfolio since November 2017.

Reference is made to the section of the Prospectus entitled “ADDITIONAL INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS”, sub-heading “Principal Investment Strategies” beginning on page 8 of the Prospectus.

The following strategy is added immediately following the fourth bullet point under this section, which is located on page 9 of the Prospectus:

• Risk-Adjusted Long/Short Debt Strategy. The risk-adjusted long/short debt strategy invests primarily in U.S. and European fixed income and fixed income-related securities, and may establish long and short positions in a variety of derivative and other instruments for risk management and investment purposes. Fixed income securities in which the Portfolio will invest are anticipated to generally consist of U.S. and European fixed income and fixed income-related securities of varying maturities and credit quality, including those that are rated below investment grade at the time of purchase (commonly referred to as “high-yield” or “junk” securities). These include, among others, corporate bonds, U.S. government securities, non U.S. sovereign debt securities, and preferred securities. Fixed income-related securities include, but are not limited to, exchange-traded products and derivative instruments, including options; financial futures; swaps, including credit default swaps; and forward foreign currency contracts, that seek to provide the same or similar economic exposure as a physical investment in the above securities. The below-investment grade fixed income securities in which the Portfolio may invest are considered speculative with respect to the issuer’s capacity to pay interest and repay principal. Hedging strategies may be used by the Portfolio in an attempt to preserve capital and mitigate risk, by hedging against changes in the price of other securities held by the Portfolio, and may involve purchasing put options, selling debt or equity securities short or writing covered call options. Derivative instruments may also be used for investment purposes, and for currency and interest rate hedging purposes.

The risk-adjusted long/short debt strategy seeks to take advantage of credit rating upgrades and downgrades offering attractive returns while seeking to minimize interest rate and currency risks. During stressed market environments, the strategy actively manages its long core positions with corresponding hedges to preserve capital, while seeking to profit from individual credit deteriorations on the short side. Under normal market conditions, the strategy may establish short interest rate positions to manage interest rate risk. The strategy will employ leverage through investments in derivative instruments and through establishing short hedging positions in Treasury bills and other fixed income or equity securities. The strategy seeks to invest in securities with ratings from B to BBB by Standard and Poor’s Financial Services LLC, but may invest in securities of any credit rating, including below-investment grade fixed income securities. The strategy uses proprietary models for security selection in combination with fundamental analysis.

The information that follows is added under the sub-heading “Principal Risks of Investing in the Portfolio” beginning on page 10 of the Prospectus.

Credit Risk. The issuer of fixed income instruments in which the Portfolio invests may experience financial difficulty and be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer's credit rating.

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Government Securities Risk. The Portfolio may invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by Ginnie Mae, Fannie Mae, or Freddie Mac). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to a Fund. Securities issued or guaranteed by U.S. government-related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government-related organizations may not have the funds to meet their payment obligations in the future.

Hedging Strategy Risk. The Portfolio’s hedging strategy is designed to reduce, but not necessarily eliminate, losses resulting from volatility and market declines. Even where the hedging strategy is used successfully, the Portfolio is likely to experience some loss in value during periods of volatility and/or market declines. It is important to know that the hedging strategy may not be successful in reducing volatility or offsetting market declines, and may result in losses. Also, the hedging strategy may prevent the Portfolio from achieving higher investment returns than may be available by investing in an unhedged portfolio or a comparable mutual fund without a similar hedging strategy and the Portfolio’s use of derivatives and ETFs will increase the Portfolio’s expenses. It is possible that the hedging strategy could result in losses and/or expenses that are greater than if the Portfolio did not include the hedging strategy.

High Yield Bond (Junk Bond) Risk. High yield bonds (junk bonds) involve a greater risk of default or price changes due to changes in the credit quality of the issuer. The values of junk bonds fluctuate more than those of high-quality bonds in response to company, political, regulatory or economic developments.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. These risks may be greater in the current market environment because interest rates are at historically low levels. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

Preferred Stock Risk. Preferred stocks involve credit risk and certain other risks. Certain preferred stocks contain provisions that allow an issuer under certain conditions to skip distributions (in the case of “non-cumulative” preferred stocks) or defer distributions (in the case of “cumulative” preferred stocks). If the Portfolio owns a preferred stock on which distributions are deferred, the Portfolio may nevertheless be required to report income for tax purposes while it is not receiving distributions on that security. Preferred stocks are subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt instruments.

Sovereign Debt Risk. The governmental authority that controls the repayment of sovereign debt may be unwilling or unable to repay the principal and/or interest when due in accordance with the terms of such securities due to the extent of its foreign reserves; the availability of sufficient foreign exchange on the date a payment is due; the relative size of the debt service burden to the economy as a whole; or the government debtor’s policy towards the International Monetary Fund and the political constraints to which a government debtor may be subject. If an issuer of sovereign debt defaults on payments of principal and/or interest, the Portfolio may have limited legal recourse against the issuer and/or guarantor. In certain cases, remedies must be pursued in the courts.

Special Risks of Forward Foreign Currency Contracts. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract. The cost to the Portfolio of engaging in forward foreign currency contracts varies with factors such as the currencies involved, the length of the contract period, interest rate differentials and the prevailing market conditions. Because forward foreign currency contracts are usually entered into on a principal basis, no fees or commissions are typically involved. The use of forward foreign currency contracts does not eliminate fluctuations in the prices of the underlying securities the Portfolio owns or intends to acquire, but it does establish a rate of exchange in advance. While forward foreign currency contract sales limit the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result should the value of the currencies increase.

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Reference is made to the sub-heading “The Sub-Advisers” located on page 16 of the Prospectus. The following information is added to this section:

Coherence Capital Partners LLC

The Manager has entered into a sub-advisory agreement with Coherence to manage a portion of the Portfolio’s assets using a risk-adjusted long/short debt strategy. Coherence is a global fixed income focused alternative investment firm founded in January 2012, which is located at 515 Madison Avenue, 24th Floor, New York, New York 10014. As of September 30, 2017, Coherence had assets under management of approximately $404 million.

Reference is made to the sub-heading “Sub-Advisers” beginning on page 17 of the Prospectus.

The information pertaining to Yorkville Capital Management LLC is deleted in its entirety and replaced with the paragraph below and the information pertaining to Coherence Capital Partners LLC is added to this section:

Yorkville Capital Management LLC

Darren R. Schuringa, CFA, James A. Hug, Leonard Edelstein, and William N. Hershey, CFA are the co-Portfolio Managers primarily responsible for the day-to-day management of the segment of the Portfolio’s assets managed by Yorkville. Mr. Schuringa is the Founder of Yorkville, prior to which he was Partner with Estabrook Capital Management and co-Portfolio Manager of a Morningstar five-star rated energy-centric mutual fund. Mr. Hug is a Portfolio Manager at Yorkville and a pioneer in MLP Research and investing. Prior to joining Yorkville, Mr. Hug worked at Janney Montgomery Scott for over 20 years where he conducted independent research on the MLP asset class. Mr. Edelstein is a Portfolio Manager at Yorkville and the first member of the Yorkville investment team to discover the MLP asset class. Mr. Edelstein has over 30 years of investment experience, specializing in MLP investment for over 20 years. Prior to joining Yorkville, Mr. Edelstein was a Vice President with Morgan Stanley. Mr. Hershey has served as the head trader at Yorkville since 2014 and sits on the investment committee with trading and portfolio management responsibilities. Mr. Hershey joined Yorkville in 2011 as an analyst after graduation from Vanderbilt University in 2011.

Coherence Capital Partners LLC

Sal Naro, Vincent Mistretta and Michael Cannon are the co-Portfolio Managers primarily responsible for the day-to-day management of the segment of the Portfolio’s assets managed by Coherence. Mr. Sal Naro is Managing Member, Chief Executive Officer, and Chief Investment Officer of Coherence, which he founded in January 2012. Prior to forming Coherence, Mr. Naro was the Vice Chairman of Jefferson National Financial Corp. and Chief Executive Officer at Jefferson National Asset Management. Mr. Mistretta is the President and Co-Senior Portfolio Manager, Chairman of Offshore Board of Coherence, which he joined in January 2012. Prior to joining Coherence, Mr. Mistretta was a Senior Portfolio Manager at Jefferson National Asset Management. Mr. Cannon is Senior Portfolio Manager at Coherence, which he joined in January 2014. Prior to joining Coherence, Mr. Cannon was with UBS Investment Bank for 16 years, most recently as Managing Director and Co-Head of Investment Grade Credit Trading.

Please retain this supplement for future reference.

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The Saratoga Advantage Trust

Class A, C and I Shares

Supplement dated November 29, 2017

To the Statement of Additional Information Dated December 31, 2016 (the “SAI”)

This Supplement updates and supersedes any contrary information contained in the SAI

Reference is made to the information table provided under the section entitled “PORTFOLIO MANAGERS” – “Other Accounts Managed” beginning on page 85 of the SAI. The information pertaining to Messrs. Clairmont, Jenks and Strasler is deleted it its entirety. The following information is added to this table, which is provided as of August 31, 2017:

Portfolio Manager	Portfolio(s) Managed	Registered Investment Company Accounts	Assets Managed ($ millions)	Pooled Investment Vehicle Accounts	Assets Managed ($ millions)	Other Accounts	Assets Managed ($ millions)	Total Assets Managed ($ millions)
William N. Hershey, CFA	James Alpha Multi Strategy Alternative Income Portfolio	1	$5.3	$0	$0	203	$121	$126.3
Sal Naro	James Alpha Multi Strategy Alternative Income Portfolio James Alpha Hedged High Income Portfolio	0	$0	3	$266.3	2	$95.6	$361.9
Vincent Mistretta	James Alpha Multi Strategy Alternative Income Portfolio James Alpha Hedged High Income Portfolio	0	$0	3	$266.3	2	$95.6	$361.9
Michael Cannon	James Alpha Multi Strategy Alternative Income Portfolio James Alpha Hedged High Income Portfolio	0	$0	3	$266.3	2	$95.6	$361.9

The following information is added under the sub-heading “Conflicts of Interest” beginning on page 91 of the SAI.

Coherence Capital Partners LLC

A description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Portfolios’ investments, on the one hand, and the investments of the other accounts, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

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Reference is made to the sub-heading “Compensation” beginning on page 100 of the SAI. The paragraph pertaining to Yorkville beginning on page 102 is deleted in its entirety and replaced with the information below and the information pertaining Coherence is added to this section:

Yorkville

Messrs. Schuringa, Hug, Edelstein and Hershey are compensated for their services as Portfolio Managers through salary and an annual bonus. The annual bonus is related to overall contribution to performance, relative performance versus a benchmark, and delivering positive returns. No differences exist between methods used to evaluate the Portfolio Managers’ performance across different funds/strategies.

Coherence Capital Partners LLC

Portfolio managers are compensated in salary and bonus.  They all receive the same salary and their bonus is at the sole discretion of the managing member.  There are no deferred compensation, retirement plans or other arrangements.

Reference is made to the section entitled “Ownership of Securities” located on page 103 of the SAI. The following information is added to the table, which is provided as of August 31, 2017:

Portfolio Manager	Portfolio(s) Managed	Dollar Range of Equity Securities Beneficially Owned
William N. Hershey	James Alpha Multi Strategy Alternative Income Portfolio	None
Sal Naro	James Alpha Multi Strategy Alternative Income Portfolio James Alpha Hedged High Income Portfolio	None
Vincent Mistretta	James Alpha Multi Strategy Alternative Income Portfolio James Alpha Hedged High Income Portfolio	None
Michael Cannon	James Alpha Multi Strategy Alternative Income Portfolio James Alpha Hedged High Income Portfolio	None

Reference is made to section entitled “Appendix B – PROXY VOTING POLICIES & PROCEDURES” beginning on page 153 of the SAI. The following proxy voting policies and procedures of Coherence Capital Partners LLC are added to this section.

The SEC requires that all registered investment advisers that maintain the authority to vote proxies on behalf of clients also maintain procedures for the proper voting of proxies – even firms focused primarily on debt markets. The Firm is required to vote all proxies on behalf of clients over whose assets it has discretionary authority or where the Firm has the implied authority to vote such proxies. It will be the policy of the Firm, in compliance with Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended, to vote all proxies in respect of equity securities held in such clients’ accounts/portfolios in the following manner:

1.	The Firm has established a proxy voting team (currently composed of Mr. Mistretta and one research assistant, but the composition may change from time to time).

2.	Upon the receipt of any proxy material by the Firm, the material will be forwarded to The Chief Compliance Officer (or his designee) or his designee, who will then log it and forward the material to the proxy voting team members.

3.	Prior to voting, the voting team will read the proxy statement and each proposal put forth by issuer management or those shareholders whose proposals were included for consideration.
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It will then by consensus determine how each proposal will be voted. The voting team will then complete the proxy and return it per instruction.

4.	Portfolio Services will keep copies of all material received from the voting team, including the proxy statement and all other documents used to form its consensus.

5.	In respect of each client’s account/portfolio that holds shares of the issuer for which the proxy has been voted, the voting team will provide to the client, upon request, a copy of the voted proxy and if the client wishes, an explanation of why the votes were cast or, if applicable, why the Firm abstained from the vote on some or all of the issuer’s proposals.

6.	In the event of conflicts of interest between the Firm and/or its affiliates and the affected discretionary accounts, or between clients whom the manager believes might have disparate views on the proposals contained in the proxy statement, the proxy voting team will convene a meeting with the Chief Financial Officer to discuss the nature of the conflict and attempt to form a solution that furthers the best interests of the client. The proxy voting team will inform the affected client(s): (i) that a conflict of interest exists, and (ii) describe the nature of the conflict. The voting team will seek guidance from the client(s) as to how the client(s) might wish to vote on the relevant proposal(s) giving rise to the conflict. This guidance will be memorialized in writing. The voting team may also turn to an independent third party for assistance in determining how the proxy should be voted.

7.	All clients for which the Firm has discretionary authority will be informed by the Firm that it may obtain information as to how the Firm voted specific proxies by sending an e-mail to or by writing.

8.	The Chief Compliance Officer (or his designee) will send, or cause to be sent, a brief description of these policies and procedures to each client over whose account the Firm has discretionary authority. Delivery to the boards of the funds suffice in the case of a fund client.

9.	These policies and procedures, and all versions thereof, will be kept for a period of five years after the end of use.

10.	Disclosure to clients, as discussed in Items 7 & 8 above, should be substantially in the following form:

As part of Coherence Capital Partners LLC’s (“COHERENCE CAPITAL PARTNERS”) management obligations, we are required to vote proxies on equity securities held in client portfolios.  In accordance with applicable law, COHERENCE CAPITAL PARTNERS has prepared procedures to govern how such proxies are voted. The procedures require that a reasonable decision be made regarding a vote on any matters recommended by issuer management or concerning any issuer shareholder proposals. If COHERENCE CAPITAL PARTNERS determines not to vote, it will have a reasonable basis for withholding its vote. The policies and procedures address the handling of conflicts of interest that may arise in the voting or proxies. COHERENCE CAPITAL PARTNERS’s vote on any matter regarding any

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issuer’s equity securities will be recorded and kept on file in COHERENCE CAPITAL PARTNERS’s office. Clients may request to see how COHERENCE CAPITAL PARTNERS voted any proxy, and obtain an explanation of why COHERENCE CAPITAL PARTNERS voted as it did. Requests for an explanation of votes, or for a copy of the policies and procedures, should be sent to: Investor Relations, Coherence Capital Partners LLC.

How this policy or procedure is effected or carried-out
Supervisor(s)	Chief Investment Officer, Chief Financial Officer, Chief Compliance Officer (or his designee)
Method/Actions	As indicated
Time or Times	As indicated
How Recorded	As indicted
Other	Specific duties may be delegated

Please retain this supplement for future reference.

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JAMES ALPHA MULTI STRATEGY ALTERNATIVE INCOME PORTFOLIO

a series of

THE SARATOGA ADVANTAGE TRUST

Supplement dated November 29, 2017 to the Prospectus Dated
June 7, 2017 of the Saratoga Advantage Trust (the “Prospectus”)

Class S Shares	(Ticker: JASMX)

This Supplement updates and supersedes any contrary information contained in the Prospectus or any supplements thereto with respect to the James Alpha Multi Strategy Alternative Income Portfolio (the “Portfolio”).

The Board of Trustees of the Trust (the “Board”) unanimously approved an Investment Advisory Agreement between James Alpha Advisors, LLC, on behalf of the Portfolio, and Coherence Capital Partners LLC. Effective November 29, 2017, Coherence Capital Partners LLC will serve as a sub-adviser to the Portfolio.

Reference is made to “PORTFOLIO SUMMARY: JAMES ALPHA MULTI STRATEGY ALTERNATIVE INCOME PORTFOLIO”, sub-heading “Principal Investment Strategies” beginning on page 33 of the Prospectus. The following investment strategy is added immediately after the fourth bullet point in this section:

•  Risk-Adjusted Long/Short Debt Strategy. The risk-adjusted long/short debt strategy invests primarily in U.S. and European fixed income and fixed income-related securities, and may establish long and short positions in a variety of derivative and other instruments for risk management and investment purposes. Fixed income securities in which the Portfolio will invest are anticipated to generally consist of U.S. and European fixed income and fixed income-related securities of varying maturities and credit quality, including those that are rated below investment grade at the time of purchase (commonly referred to as “high-yield” or “junk” securities). These include, among others, corporate bonds, U.S. government securities, non U.S. sovereign debt securities, and preferred securities. Fixed income-related securities include, but are not limited to, exchange-traded products and derivative instruments, including options; financial futures; swaps, including credit default swaps; and forward foreign currency contracts, that seek to provide the same or similar economic exposure as a physical investment in the above securities. The below-investment grade fixed income securities in which the Portfolio may invest are considered speculative with respect to the issuer’s capacity to pay interest and repay principal. Hedging strategies may be used by the Portfolio in an attempt to preserve capital and mitigate risk, by hedging against changes in the price of other securities held by the Portfolio, and may involve purchasing put options, selling debt or equity securities short or writing covered call options. Derivative instruments may also be used for investment purposes, and for currency and interest rate hedging purposes.

The risk-adjusted long/short debt strategy seeks to take advantage of credit rating upgrades and downgrades offering attractive returns while seeking to minimize interest rate and currency risks. During stressed market environments, the strategy actively manages its long core positions with corresponding hedges to preserve capital, while seeking to profit from individual credit deteriorations on the short side. Under normal market conditions, the strategy may establish short interest rate positions to manage interest rate risk. The strategy will employ leverage through investments in derivative instruments and through establishing short hedging positions in Treasury bills and other fixed income or equity securities. The strategy seeks to invest in securities with ratings from B to BBB by Standard and Poor’s Financial Services LLC, but may invest in securities of any credit rating, including below-investment grade fixed income securities. The strategy uses proprietary models for security selection in combination with fundamental analysis.

Reference is made to the information under the sub-heading “Principal Investment Risks” beginning on page 34 of the Prospectus. The following information is added as principal investment risks:

Credit Risk. The issuer of fixed income instruments in which the Portfolio invests may experience financial difficulty and be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer's credit rating.

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Government Securities Risk. The Portfolio may invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), or the Federal Home Loan Mortgage Corporation (Freddie Mac)). U.S. government securities are subject to investment and market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Portfolio. Securities issued or guaranteed by U.S. government-related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government-related organizations may not have the funds to meet their payment obligations in the future.

Hedging Strategy Risk. The Portfolio’s hedging strategy is designed to reduce, but not necessarily eliminate, losses resulting from volatility and market declines. Even where the hedging strategy is used successfully, the Portfolio is likely to experience some loss in value during periods of volatility and/or market declines. It is important to know that the hedging strategy may not be successful in reducing volatility or offsetting market declines, and may result in losses. Also, the hedging strategy may prevent the Portfolio from achieving higher investment returns than may be available by investing in an unhedged portfolio or a comparable mutual fund without a similar hedging strategy and the Portfolio’s use of derivatives and ETFs will increase the Portfolio’s expenses. It is possible that the hedging strategy could result in losses and/or expenses that are greater than if the Portfolio did not include the hedging strategy.

High Yield Bond (Junk Bond) Risk. High yield bonds (junk bonds) involve a greater risk of default or price changes due to changes in the credit quality of the issuer. The values of junk bonds fluctuate more than those of high-quality bonds in response to company, political, regulatory or economic developments.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. These risks may be greater in the current market environment because interest rates are at historically low levels. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

Preferred Stock Risk. Preferred stocks involve credit risk and certain other risks. Certain preferred stocks contain provisions that allow an issuer under certain conditions to skip distributions (in the case of “non-cumulative” preferred stocks) or defer distributions (in the case of “cumulative” preferred stocks). If the Portfolio owns a preferred stock on which distributions are deferred, the Portfolio may nevertheless be required to report income for tax purposes while it is not receiving distributions on that security. Preferred stocks are subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt instruments.

Sovereign Debt Risk. The governmental authority that controls the repayment of sovereign debt may be unwilling or unable to repay the principal and/or interest when due in accordance with the terms of such securities due to the extent of its foreign reserves; the availability of sufficient foreign exchange on the date a payment is due; the relative size of the debt service burden to the economy as a whole; or the government debtor’s policy towards the International Monetary Fund and the political constraints to which a government debtor may be subject.

Special Risks of Forward Foreign Currency Contracts. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract. The cost to the Portfolio of engaging in forward foreign currency contracts varies with factors such as the currencies involved, the length of the contract period, interest rate differentials and the prevailing market conditions. Because forward foreign currency contracts are usually entered into on a principal basis, no fees or commissions are typically involved. The use of forward foreign currency contracts does not eliminate fluctuations in the prices of the underlying securities the Portfolio owns or intends to acquire, but it does establish a rate of exchange in advance. While forward foreign currency contract sales limit the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result should the value of the currencies increase.

Special Risks of Futures. The liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent that participants decide to make or take delivery of

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the underlying investments, liquidity in this market could be reduced. Futures contracts can be purchased with relatively small amounts of initial margin compared to the cash value of the contracts. This economic leverage can increase the volatility of the Portfolio. Even a well-conceived futures transaction may be unsuccessful due to market events.

Special Risks of Swaps. Certain swap transactions are structured as two-party contracts and are therefore often less liquid than other types of investments, and the Portfolio may be unable to sell or terminate its swap positions at a desired time or price. Certain swaps, such as total return swaps where two parties agree to “swap” payments on defined underlying assets or interest rates, can have the potential for unlimited losses. Swaps are also subject to the risk that the swap counterparty will not fulfill its contractual obligations. The swaps market is subject to extensive regulation under the Dodd–Frank Wall Street Reform and Consumer Protection Act (“Dodd-Frank Act”) and certain SEC and CFTC rules promulgated thereunder. It is possible that developments in the swaps market, including new and additional government regulation, could result in higher Portfolio costs and expenses and could adversely affect the Portfolio’s ability, among other things, to terminate existing swap agreements or to realize amounts to be received under such agreements.

Reference is made to the sub-headings “Manager and Sub-Advisers” and “Portfolio Managers” located on page 38 of the Prospectus. The information in these sections is deleted in its entirety and replaced by the following:

Manager and Sub-Advisers. James Alpha Advisors, LLC is the Portfolio’s manager (the “Manager”). Ranger Global Real Estate Advisors, LLC (“Ranger”), Bullseye Asset Management LLC (“Bullseye”), Kellner Private Fund Management, LP (“Kellner”), Yorkville Capital Management LLC (“Yorkville”) and Coherence Capital Partners LLC (“Coherence”) serve as the Portfolio’s sub-advisers (collectively, the “Sub-Advisers”). The Manager monitors the performance of the Sub-Advisers.

Portfolio Managers. The following individuals serve as the Portfolio’s portfolio managers:

Portfolio Manager	Primary Title
Kevin R. Greene	Managing Partner of the Manager, and has managed the Portfolio since its inception in 2016.
James S. Vitalie	Chief Executive Officer of the Manager, and has managed the Portfolio since its inception in 2016.
Michael J. Montague	Chief Operating Officer of the Manager, and has managed the Portfolio since its inception in 2016.
Andrew J. Duffy	President and Chief Investment Officer of Ranger since June 2016; President of Ascent Investment Advisors, LLC from February 2009 to May 2016 and Portfolio Manager of Ascent Investment Advisors, LLC from February 2009 to November 2016. Mr. Duffy has managed the Real Estate-Related Strategies portion of the Portfolio since its inception in 2014.
William H. Bales	Portfolio Manager and Member at Bullseye, and has managed certain assets in the Equity Strategies portion of the Portfolio since its inception in 2014.
Jakob V. Holm, CFA	Portfolio Manager, member and Chief Compliance Officer at Bullseye and has managed certain assets in the Equity Strategies portion of the Portfolio since its inception in 2014.
Christopher Pultz	Portfolio Manager, merger Arbitrage and a member of Kellner’s management and multi-strategy fund investment committees and has managed the Merger Arbitrage Strategies portion of the Portfolio since May 2015.
George Kellner, CFA	Chief Executive Officer and Chief Investment Officer at Kellner and a member of the firm’s multi-strategy fund investment committee. Mr. Kellner has managed the Merger Arbitrage Strategies portion of the Portfolio since May 2015.
Darren R. Schuringa, CFA	Founder of Yorkville, and has managed the MLP Strategies portion of the Portfolio since its inception in 2014.
James A. Hug	Portfolio Manager at Yorkville, and has managed the MLP Strategies portion of the Portfolio since its inception in 2014.
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Leonard Edelstein	Portfolio Manager at Yorkville, and has managed the MLP Strategies portion of the Portfolio since its inception in 2014.
William N. Hershey	Portfolio Manager at Yorkville, and has managed the MLP Strategies portion of the Portfolio since its inception in 2014.
Sal Naro	Founder, Chief Executive Officer, Chief Investment Officer and Managing Member of Coherence, and has managed the Portfolio since November 2017.
Vincent Mistretta	President and Co-Senior Portfolio Manager, Chairman of Offshore Board of Coherence, and has managed the Portfolio since November 2017.
Michael Cannon	Senior Portfolio Manager of Coherence, and has been managing the Portfolio since November 2017.

Reference is made to the section of the Prospectus entitled “ADDITIONAL INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS”, sub-heading “Principal Investment Strategies” of the James Alpha Multi Strategy Alternative Income Portfolio beginning on page 69 of the Prospectus.

The following strategy is added immediately following the fourth bullet point under this section, which is located on page 70 of the Prospectus:

•  Risk-Adjusted Long/Short Debt Strategy. The risk-adjusted long/short debt strategy invests primarily in U.S. and European fixed income and fixed income-related securities, and may establish long and short positions in a variety of derivative and other instruments for risk management and investment purposes. Fixed income securities in which the Portfolio will invest are anticipated to generally consist of U.S. and European fixed income and fixed income-related securities of varying maturities and credit quality, including those that are rated below investment grade at the time of purchase (commonly referred to as “high-yield” or “junk” securities). These include, among others, corporate bonds, U.S. government securities, non U.S. sovereign debt securities, and preferred securities. Fixed income-related securities include, but are not limited to, exchange-traded products and derivative instruments, including options; financial futures; swaps, including credit default swaps; and forward foreign currency contracts, that seek to provide the same or similar economic exposure as a physical investment in the above securities. The below-investment grade fixed income securities in which the Portfolio may invest are considered speculative with respect to the issuer’s capacity to pay interest and repay principal. Hedging strategies may be used by the Portfolio in an attempt to preserve capital and mitigate risk, by hedging against changes in the price of other securities held by the Portfolio, and may involve purchasing put options, selling debt or equity securities short or writing covered call options. Derivative instruments may also be used for investment purposes, and for currency and interest rate hedging purposes.

The risk-adjusted long/short debt strategy seeks to take advantage of credit rating upgrades and downgrades offering attractive returns while seeking to minimize interest rate and currency risks. During stressed market environments, the strategy actively manages its long core positions with corresponding hedges to preserve capital, while seeking to profit from individual credit deteriorations on the short side. Under normal market conditions, the strategy may establish short interest rate positions to manage interest rate risk. The strategy will employ leverage through investments in derivative instruments and through establishing short hedging positions in Treasury bills and other fixed income or equity securities. The strategy seeks to invest in securities with ratings from B to BBB by Standard and Poor’s Financial Services LLC, but may invest in securities of any credit rating, including below-investment grade fixed income securities. The strategy uses proprietary models for security selection in combination with fundamental analysis.

The information that follows is added under the sub-heading “Principal Risks of Investing in the James Alpha Multi Strategy Alternative Income Portfolio” beginning on page 71 of the Prospectus:

Credit Risk. The issuer of fixed income instruments in which the Portfolio invests may experience financial difficulty and be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer's credit rating.

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Government Securities Risk. The Portfolio may invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by Ginnie Mae, Fannie Mae, or Freddie Mac). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to a Fund. Securities issued or guaranteed by U.S. government-related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government-related organizations may not have the funds to meet their payment obligations in the future.

Hedging Strategy Risk. The Portfolio’s hedging strategy is designed to reduce, but not necessarily eliminate, losses resulting from volatility and market declines. Even where the hedging strategy is used successfully, the Portfolio is likely to experience some loss in value during periods of volatility and/or market declines. It is important to know that the hedging strategy may not be successful in reducing volatility or offsetting market declines, and may result in losses. Also, the hedging strategy may prevent the Portfolio from achieving higher investment returns than may be available by investing in an unhedged portfolio or a comparable mutual fund without a similar hedging strategy and the Portfolio’s use of derivatives and ETFs will increase the Portfolio’s expenses. It is possible that the hedging strategy could result in losses and/or expenses that are greater than if the Portfolio did not include the hedging strategy.

High Yield Bond (Junk Bond) Risk. High yield bonds (junk bonds) involve a greater risk of default or price changes due to changes in the credit quality of the issuer. The values of junk bonds fluctuate more than those of high-quality bonds in response to company, political, regulatory or economic developments.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. These risks may be greater in the current market environment because interest rates are at historically low levels. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

Preferred Stock Risk. Preferred stocks involve credit risk and certain other risks. Certain preferred stocks contain provisions that allow an issuer under certain conditions to skip distributions (in the case of “non-cumulative” preferred stocks) or defer distributions (in the case of “cumulative” preferred stocks). If the Portfolio owns a preferred stock on which distributions are deferred, the Portfolio may nevertheless be required to report income for tax purposes while it is not receiving distributions on that security. Preferred stocks are subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt instruments.

Sovereign Debt Risk. The governmental authority that controls the repayment of sovereign debt may be unwilling or unable to repay the principal and/or interest when due in accordance with the terms of such securities due to the extent of its foreign reserves; the availability of sufficient foreign exchange on the date a payment is due; the relative size of the debt service burden to the economy as a whole; or the government debtor’s policy towards the International Monetary Fund and the political constraints to which a government debtor may be subject. If an issuer of sovereign debt defaults on payments of principal and/or interest, the Portfolio may have limited legal recourse against the issuer and/or guarantor. In certain cases, remedies must be pursued in the courts.

Special Risks of Forward Foreign Currency Contracts. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract. The cost to the Portfolio of engaging in forward foreign currency contracts varies with factors such as the currencies involved, the length of the contract period, interest rate differentials and the prevailing market conditions. Because forward foreign currency contracts are usually entered into on a principal basis, no fees or commissions are typically involved. The use of forward foreign currency contracts does not eliminate fluctuations in the prices of the underlying securities the Portfolio owns or intends to acquire, but it does establish a rate of exchange in advance. While forward foreign currency contract sales limit the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result should the value of the currencies increase.

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Reference is made to the sub-heading “James Alpha Multi Strategy Alternative Income Portfolio”, sub-section “The Sub-Advisers” beginning on page 80 of the Prospectus. The following information is added to this section:

Coherence Capital Partners LLC

The Manager has entered into a sub-advisory agreement with Coherence to manage a portion of the Portfolio’s assets using a risk-adjusted long/short debt strategy. Coherence is a global fixed income focused alternative investment firm founded in January 2012, which is located at 515 Madison Avenue, 24th Floor, New York, New York 10014. As of September 30, 2017, Coherence had assets under management of approximately $404 million.

Reference is made to the sub-heading “Portfolio Managers” beginning on page 81 of the Prospectus. The fifth paragraph in this section is deleted in its entirety and replaced with the following:

Kevin R. Greene, James S. Vitalie and Michael J. Montague are responsible for the day-to-day management of the segment of the James Alpha Multi Strategy Alternative Income Portfolio’s portfolio managed by the Manager, as well as for oversight of the Portfolio’s portfolio managed by the Sub-Advisers. Andrew J. Duffy, CFA is the Portfolio Manager primarily responsible for the day-to-day management of the segment of the Portfolio’s assets managed by Ranger. William H. Bales and Jakob V. Holm, CFA are the co-Portfolio Managers primarily responsible for the day-to-day management of the segment of the Portfolio’s assets managed by Bullseye. Christopher Pultz, Portfolio Manager, Merger Arbitrage and George Kellner, CEO & Chief Investment Officer, have primary responsibility for the day-to-day management of the segment of the Portfolio’s assets managed by Kellner. Darren R. Schuringa, CFA, James A. Hug, Leonard Edelstein, and William N. Hershey are the co-Portfolio Managers primarily responsible for the day-to-day management of the segment of the Portfolio’s assets managed by Yorkville. Sal Naro, Vincent Mistretta and Michael Cannon are the co-Portfolio Managers primarily responsible for the day-to-day management of the segment of the Portfolio’s assets managed by Coherence.

The information pertaining to Messrs. Clairmont, Jenks and Strasler on page 83 of the Prospectus is deleted it its entirety and the information below is added to this section of the Prospectus:

William N. Hershey has served as the head trader at Yorkville since 2014 and sits on the investment committee with trading and portfolio management responsibilities. Mr. Hershey joined Yorkville in 2011 as an analyst after graduation from Vanderbilt University in 2011.

Sal Naro is Managing Member, Chief Executive Officer, and Chief Investment Officer of Coherence, which he founded in January 2012. Prior to forming Coherence, Mr. Naro was the Vice Chairman of Jefferson National Financial Corp. and Chief Executive Officer at Jefferson National Asset Management.

Vincent Mistretta is the President and Co-Senior Portfolio Manager, Chairman of Offshore Board of Coherence, which he joined in January 2012. Prior to joining Coherence, Mr. Mistretta was a Senior Portfolio Manager at Jefferson National Asset Management.

Michael Cannon is Senior Portfolio Manager at Coherence, which he joined in January 2014. Prior to joining Coherence, Mr. Cannon was with UBS Investment Bank for 16 years, most recently as Managing Director and Co-Head of Investment Grade Credit Trading.

Please retain this supplement for future reference.

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The Saratoga Advantage Trust

Class S Shares

Supplement dated November 29, 2017

To the Statement of Additional Information Dated June 7, 2017 (the “SAI”)

This Supplement updates and supersedes any contrary information contained in the SAI

Reference is made to the information table provided under the section entitled “PORTFOLIO MANAGERS” – “Other Accounts Managed” beginning on page 63 of the SAI. The information pertaining to Messrs. Clairmont, Jenks and Strasler is deleted it its entirety. The following information is added to this table, which is provided as of August 31, 2017:

Portfolio Manager	Portfolio(s) Managed	Registered Investment Company Accounts	Assets Managed ($ millions)	Pooled Investment Vehicle Accounts	Assets Managed ($ millions)	Other Accounts	Assets Managed ($ millions)	Total Assets Managed ($ millions)
William N. Hershey, CFA	James Alpha Multi Strategy Alternative Income Portfolio	1	$5.3	0	$0	203	$121	$126.3
Sal Naro	James Alpha Multi Strategy Alternative Income Portfolio James Alpha Hedged High Income Portfolio	0	$0	3	$266.3	2	$95.6	$361.9
Vincent Mistretta	James Alpha Multi Strategy Alternative Income Portfolio James Alpha Hedged High Income Portfolio	0	$0	3	$266.3	2	$95.6	$361.9
Michael Cannon	James Alpha Multi Strategy Alternative Income Portfolio James Alpha Hedged High Income Portfolio	0	$0	3	$266.3	2	$95.6	$361.9

The following information is added under the sub-heading “Conflicts of Interest” beginning on page 67 of the SAI.

Coherence Capital Partners LLC

A description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Portfolios’ investments, on the one hand, and the investments of the other accounts, on

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the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

Reference is made to the sub-heading “Compensation” beginning on page 71 of the SAI. The paragraph pertaining to Yorkville on page 72 is deleted in its entirety and replaced with the information below and the information pertaining Coherence is added to this section:

Yorkville

Messrs. Schuringa, Hug, Edelstein and Hershey are compensated for their services as Portfolio Managers through salary and an annual bonus. The annual bonus is related to overall contribution to performance, relative performance versus a benchmark, and delivering positive returns. No differences exist between methods used to evaluate the Portfolio Managers’ performance across different funds/strategies.

Coherence Capital Partners LLC

Portfolio managers are compensated in salary and bonus.  They all receive the same salary and their bonus is at the sole discretion of the managing member.  There are no deferred compensation, retirement plans or other arrangements.

Reference is made to the section entitled “Ownership of Securities” located on page 72 of the SAI. The following information is added to the table, which is provided as of August 31, 2017:

Portfolio Manager	Portfolio(s) Managed	Dollar Range of Equity Securities Beneficially Owned
William N. Hershey	James Alpha Multi Strategy Alternative Income Portfolio	None
Sal Naro	James Alpha Multi Strategy Alternative Income Portfolio James Alpha Hedged High Income Portfolio	None
Vincent Mistretta	James Alpha Multi Strategy Alternative Income Portfolio James Alpha Hedged High Income Portfolio	None
Michael Cannon	James Alpha Multi Strategy Alternative Income Portfolio James Alpha Hedged High Income Portfolio	None

Reference is made to section entitled “Appendix B – PROXY VOTING POLICIES & PROCEDURES” beginning on page 109 of the SAI. The following proxy voting policies and procedures of Coherence Capital Partners LLC are added to this section.

The SEC requires that all registered investment advisers that maintain the authority to vote proxies on behalf of clients also maintain procedures for the proper voting of proxies – even firms focused primarily on debt markets. The Firm is required to vote all proxies on behalf of clients over whose assets it has discretionary authority or where the Firm has the implied authority to vote such proxies. It will be the policy of the Firm, in compliance with Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended, to vote all proxies in respect of equity securities held in such clients’ accounts/portfolios in the following manner:

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1.	The Firm has established a proxy voting team (currently composed of Mr. Mistretta and one research assistant, but the composition may change from time to time).

2.	Upon the receipt of any proxy material by the Firm, the material will be forwarded to The Chief Compliance Officer (or his designee) or his designee, who will then log it and forward the material to the proxy voting team members.

3.	Prior to voting, the voting team will read the proxy statement and each proposal put forth by issuer management or those shareholders whose proposals were included for consideration. It will then by consensus determine how each proposal will be voted. The voting team will then complete the proxy and return it per instruction.

4.	Portfolio Services will keep copies of all material received from the voting team, including the proxy statement and all other documents used to form its consensus.

5.	In respect of each client’s account/portfolio that holds shares of the issuer for which the proxy has been voted, the voting team will provide to the client, upon request, a copy of the voted proxy and if the client wishes, an explanation of why the votes were cast or, if applicable, why the Firm abstained from the vote on some or all of the issuer’s proposals.

6.	In the event of conflicts of interest between the Firm and/or its affiliates and the affected discretionary accounts, or between clients whom the manager believes might have disparate views on the proposals contained in the proxy statement, the proxy voting team will convene a meeting with the Chief Financial Officer to discuss the nature of the conflict and attempt to form a solution that furthers the best interests of the client. The proxy voting team will inform the affected client(s): (i) that a conflict of interest exists, and (ii) describe the nature of the conflict. The voting team will seek guidance from the client(s) as to how the client(s) might wish to vote on the relevant proposal(s) giving rise to the conflict. This guidance will be memorialized in writing. The voting team may also turn to an independent third party for assistance in determining how the proxy should be voted.

7.	All clients for which the Firm has discretionary authority will be informed by the Firm that it may obtain information as to how the Firm voted specific proxies by sending an e-mail to or by writing.

8.	The Chief Compliance Officer (or his designee) will send, or cause to be sent, a brief description of these policies and procedures to each client over whose account the Firm has discretionary authority. Delivery to the boards of the funds suffice in the case of a fund client.

9.	These policies and procedures, and all versions thereof, will be kept for a period of five years after the end of use.

10.	Disclosure to clients, as discussed in Items 7 & 8 above, should be substantially in the following form:
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As part of Coherence Capital Partners LLC’s (“COHERENCE CAPITAL PARTNERS”) management obligations, we are required to vote proxies on equity securities held in client portfolios.  In accordance with applicable law, COHERENCE CAPITAL PARTNERS has prepared procedures to govern how such proxies are voted. The procedures require that a reasonable decision be made regarding a vote on any matters recommended by issuer management or concerning any issuer shareholder proposals. If COHERENCE CAPITAL PARTNERS determines not to vote, it will have a reasonable basis for withholding its vote. The policies and procedures address the handling of conflicts of interest that may arise in the voting or proxies. COHERENCE CAPITAL PARTNERS’s vote on any matter regarding any issuer’s equity securities will be recorded and kept on file in COHERENCE CAPITAL PARTNERS’s office. Clients may request to see how COHERENCE CAPITAL PARTNERS voted any proxy, and obtain an explanation of why COHERENCE CAPITAL PARTNERS voted as it did. Requests for an explanation of votes, or for a copy of the policies and procedures, should be sent to: Investor Relations, Coherence Capital Partners LLC.

How this policy or procedure is effected or carried-out
Supervisor(s)	Chief Investment Officer, Chief Financial Officer, Chief Compliance Officer (or his designee)
Method/Actions	As indicated
Time or Times	As indicated
How Recorded	As indicted
Other	Specific duties may be delegated

Please retain this supplement for future reference.

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